Condensed Consolidating Financial Information (Tables)	3 Months Ended
Mar. 31, 2013
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Condensed Consolidated Balance Sheet

Condensed Consolidated Balance Sheets

March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$42	$1,227,925	$65,946	$—	$1,293,913
Mortgage loans	—	—	268,650	100,000	—	368,650
Net investment in direct financing leases	—	—	110,529	205,110	—	315,639

Gross investment in real estate assets	—	42	1,607,104	371,056	—	1,978,202
Accumulated depreciation and amortization	—	—	(128,504)	(6,876)	—	(135,380)

Net investment in real estate assets		42	1,478,600	364,180	—	1,842,822
Cash and cash equivalents	—	73,827	1,566	282	—	75,675
Interest and rent receivables	—	316	29,825	19,697	—	49,838
Straight-line rent receivables	—	—	31,640	6,921	—	38,561
Other loans	—	178	—	157,775	—	157,953
Net intercompany receivable	29,881	1,345,609	—	—	(1,375,490)	—
Investment in subsidiaries	1,221,960	689,785	42,743	—	(1,954,488)	—
Other assets	—	29,764	3,033	29,550	—	62,347

Total Assets	$1,251,841	$2,139,521	$1,587,407	$578,405	$(3,329,978)	$2,227,196

Liabilities and Equity
Liabilities
Debt, net	$—	$886,000	$—	$14,134	$—	$900,134
Accounts payable and accrued expenses	30,270	31,578	3,400	372	—	65,620
Net intercompany payable	—	—	983,802	391,688	(1,375,490)	—
Deferred revenue	—	(17)	18,800	601	—	19,384
Lease deposits and other obligations to tenants	—	—	18,979	1,508	—	20,487

Total liabilities	30,270	917,561	41,179	408,303	(1,375,490)	1,005,625

Total equity	1,221,571	1,221,960	562,426	170,102	(1,954,488)	1,221,571

Total Liabilities and Equity	$1,251,841	$2,139,521	$1,587,407	$578,405	$(3,329,978)	$2,227,196

Condensed Consolidated Balance Sheets

December 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Assets
Real estate assets
Land, buildings and improvements and intangible lease assets	$—	$28	$1,214,740	$65,947	$—	$1,280,715
Mortgage loans	—	—	268,650	100,000	—	368,650
Net investment in direct financing leases	—	—	110,155	204,257	—	314,412

Gross investment in real estate assets	—	28	1,593,545	370,204	—	1,963,777
Accumulated depreciation and amortization	—	—	(120,282)	(6,452)	—	(126,734)

Net investment in real estate assets	—	28	1,473,263	363,752	—	1,837,043
Cash and cash equivalents	—	35,483	1,565	263	—	37,311
Interest and rent receivables	—	212	29,315	15,762	—	45,289
Straight-line rent receivables	—	—	29,314	6,546	—	35,860
Other loans	—	177	—	159,066	—	159,243
Net intercompany receivable	27,393	1,373,941	—	—	(1,401,334)	—
Investment in subsidiaries	1,050,204	647,029	42,666	—	(1,739,899)	—
Other assets	—	31,097	1,522	31,521	—	64,140

Total Assets	$1,077,597	$2,087,967	$1,577,645	$576,910	$(3,141,233)	$2,178,886

Liabilities and Equity
Liabilities
Debt, net	$—	$1,010,962	$—	$14,198	$—	$1,025,160
Accounts payable and accrued expenses	27,783	26,658	10,492	1,028	—	65,961
Net intercompany payable	—	—	1,010,400	390,934	(1,401,334)	—
Deferred revenue	—	143	19,643	823	—	20,609
Lease deposits and other obligations to tenants	—	—	16,607	735	—	17,342

Total liabilities	27,783	1,037,763	46,742	16,784	1,401,334	1,129,072

Total Equity	1,049,814	1,050,204	520,503	169,192	(1,739,899)	1,049,814

Total Liabilities and Equity	$1,077,597	$2,087,967	$567,245	$576,910	$3,141,233	$2,178,886

Condensed Consolidated Statements of Income

Condensed Consolidated Statements of Income

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$30,436	$4,505	$(2,635)	$32,306
Straight-line rent	—	—	2,287	374	—	2,661
Income from direct financing leases	—	—	8,204	5,485	(4,933)	8,756
Interest and fee income	—	5,057	9,218	7,531	(7,089)	14,717

Total revenues	—	5,057	50,145	17,895	(14,657)	58,440
Expenses
Real estate depreciation and amortization	—	—	8,222	425	—	8,647
Property-related	—	172	196	7,616	(7,569)	415
General and administrative	—	6,744	—	1,074	—	7,818
Acquisition expenses	—	191	—	—	—	191

Total operating expenses	—	7,107	8,418	9,115	(7,569)	17,071

Operating income	—	(2,050)	41,727	8,780	(7,088)	41,369
Other income (expense)
Other income (expense)	—	(22)	1	(204)	—	(225)
Earning from equity and other interests	—	—	—	492	—	492
Interest income (expense)	—	(15,517)	310	(7,305)	7,088	(15,424)

Net other income (expense)	—	(15,539)	311	(7,017)	7,088	(15,157)

Income (loss) from continuing operations	—	(17,589)	42,038	1,763	—	26,212
Income (loss) from discontinued operations	—	—	(4)	2	—	(2)
Equity in earnings of consolidated subsidiaries net of income taxes	26,210	43,799	1,121	—	(71,130)	—

Net income	26,210	26,210	43,155	1,765	(71,130)	26,210
Net income (loss) attributable to non-controlling interests	(54)	(54)	—	—	54	(54)

Net income attributable to MPT common stockholders	$26,156	$26,156	$43,155	$1,765	$(71,076)	$26,156

Condensed Consolidated Statements of Income

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Revenues
Rent billed	$—	$—	$28,480	$4,132	$(2,460)	$30,152
Straight-line rent	—	—	990	369	—	1,359
Income from direct financing leases	—	—	1,653	1,835	(1,653)	1,835
Interest and fee income	—	2,944	5,194	3,406	(3,623)	7,921

Total revenues	—	2,944	36,317	9,742	(7,736)	41,267
Expenses
Real estate depreciation and amortization	—	—	7,868	425	—	8,293
Property-related	—	131	98	4,112	(4,114)	227
General and administrative	—	6,962	—	630	—	7,592
Acquisition expenses	—	3,425	—	—	—	3,425

Total operating expenses	—	10,518	7,966	5,167	(4,114)	19,537

Operating income (expense)	—	(7,574)	28,351	4,575	(3,622)	21,730
Other income (expense)
Other income (expense)	—	(14)	—	(1)	—	(15)
Interest income (expense)	—	(12,788)	224	(3,854)	3,622	(12,796)

Net other income (expense)	—	(12,802)	224	(3,855)	3,622	(12,811)

Income (loss) from continuing operations	—	(20,376)	28,575	720	—	8,919
Income (loss) from discontinued operations	—	—	(115)	1,802	—	1,687
Equity in earnings of consolidated subsidiaries net of income taxes	10,606	30,982	1,121	—	(42,709)	—

Net income	10,606	10,606	29,581	2,522	(42,709)	10,606
Net income attributable to non-controlling interests	(42)	(42)	—	—	42	(42)

Net income attributable to MPT common stockholders	$10,564	$10,564	$29,581	$2,522	$(42,667)	$10,564

Condensed Consolidated Statements of Comprehensive Income

Condensed Consolidated Statements of Comprehensive Income

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$26,210	$26,210	$43,155	$1,765	$(71,130)	$26,210
Other comprehensive income:
Unrealized gain on interest rate swap	827	827	—	—	(827)	827

Total comprehensive income	27,037	27,037	43,155	1,765	(71,957)	27,037
Comprehensive income attributable to non-controlling interests	(54)	(54)	—	—	54	(54)

Comprehensive income attributable to MPT common stockholders	$26,983	$26,983	$43,155	$1,765	$(71,903)	$26,983

Condensed Consolidated Statements of Comprehensive Income

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Net income	$10,606	$10,606	$29,581	$2,522	$(42,709)	$10,606
Other comprehensive income:
Unrealized gain on interest rate swap	499	499	—	—	(499)	499

Total comprehensive income	11,105	11,105	29,581	2,522	(43,208)	11,105
Comprehensive income attributable to non-controlling interests	(42)	(42)	—	—	42	(42)

Comprehensive income attributable to MPT common stockholders	$11,063	$11,063	$29,581	$2,522	$(43,166)	$11,063

Condensed Consolidated Statements of Cash Flows

Condensed Consolidated Statements of Cash Flows

For the Three Months Ended March 31, 2013

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$213	$(9,099)	$37,282	$(1,345)	$—	$27,051
Investing Activities
Principal received on loans receivable	—	—	—	2,090	—	2,090
Investments in and advances to subsidiaries	(145,408)	27,048	(26,789)	(46)	145,195	—
Investments in loans receivable	—	—	—	(800)	—	(800)
Construction in progress and other	—	331	(13,268)	(589)	—	(13,526)

Net cash provided by (used in) investing activities	(145,408)	27,379	(40,057)	655	145,195	(12,236)
Financing Activities
Revolving credit facilities, net	—	(125,000)	—	—	—	(125,000)
Payments of term debt	—	—	—	(64)	—	(64)
Distributions paid	(27,719)	(27,786)	—	—	27,719	(27,786)
Proceeds from sale of common shares/units, net of offering costs	172,914	172,914	—	—	(172,914)	172,914
Lease deposits and other obligations to tenants	—	—	2,776	773	—	3,549
Debt issuance costs paid and other financing activities	—	(64)	—	—	—	(64)

Net cash provided by financing activities	145,195	20,064	2,776	709	(145,195)	23,549

Increase in cash and cash equivalents for period	—	38,344	1	19	—	38,364
Cash and cash equivalents at beginning of period	—	35,483	1,565	263	—	37,311

Cash and cash equivalents at end of period	$—	$73,827	$1,566	$282	$—	$75,675

Condensed Consolidated Statements of Cash Flows

For the Three Months Ended March 31, 2012

(in thousands)

	Parent	Subsidiary Issuers	Subsidiary Guarantors	Non-Guarantor Subsidiaries	Eliminations	Total Consolidated
Operating Activities
Net cash provided by (used in) operating activities	$395	$(11,062)	$33,049	$970	$—	$23,352
Investing Activities
Cash paid for acquisition and other related investments	—	—	(200,000)	(196,500)	—	(396,500)
Principal received on loans receivable	—	—	—	1,184	—	1,184
Investments in and advances to subsidiaries	(198,243)	(406,447)	213,489	193,353	197,848	—
Construction in progress and other	—	(490)	(6,590)	987	—	(6,093)

Net cash provided by (used in) investing activities	(198,243)	(406,937)	6,899	(976)	197,848	(401,409)
Financing Activities
Revolving credit facilities, net	—	(50,000)	(39,600)	—	—	(89,600)
Additions to term debt	—	300,000	—	—	—	300,000
Payments of term debt	—	—	—	(58)	—	(58)
Distributions paid	(22,345)	(22,412)	—	—	22,345	(22,412)
Proceeds from sale of common shares, net of offering costs	220,193	220,193	—	—	(220,193)	220,193
Lease deposits and other obligations to tenants	—	—	(193)	83	—	(110)
Debt issuance costs paid and other financing activities	—	(6,162)	—	(20)	—	(6,182)

Net cash provided by financing activities	197,848	441,619	(39,793)	5	(197,848)	401,831

Increase in cash and cash equivalents for period	—	23,620	155	(1)	—	23,774
Cash and cash equivalents at beginning of period	—	101,230	1,409	87	—	102,726

Cash and cash equivalents at end of period	$—	$124,850	$1,564	$86	$—	$126,500